Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 167,159,710.50
Total Fee Amount	23,084.76
Total Offset Amount	0.00
Net Fee	$ 23,084.76
Offering Table N/A
Offset Table N/A	N/A